Condensed Balance Sheets (Unaudited) (Parenthetical)	Dec. 31, 2011	Mar. 31, 2011
Statement of Financial Position [Abstract]
Limited Partners, Units authorized	25,000	25,000
Limited Partners, Units issued	21,955	21,955
Limited Partners, Units outstanding	21,955	21,955